Q2 2022 Product Sales year-on-year analysis (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Rest of World
Product sales
Product Sales	$ 10,630	$ 21,610
Actual %, year-on-year	32.00%	41.00%
CER %, year-on-year	38.00%	47.00%
Emerging Markets
Product sales
Product Sales	$ 2,778	$ 6,084
Actual %, year-on-year	(2.00%)	12.00%
CER %, year-on-year	1.00%	15.00%
US
Product sales
Product Sales	$ 4,246	$ 8,233
Actual %, year-on-year	72.00%	74.00%
Europe
Product sales
Product Sales	$ 2,057	$ 4,148
Actual %, year-on-year	21.00%	28.00%
CER %, year-on-year	34.00%	40.00%
Established ROW
Product sales
Product Sales	$ 1,549	$ 3,145
Actual %, year-on-year	49.00%	65.00%
CER %, year-on-year	67.00%	81.00%
Total Oncology | Rest of World
Product sales
Product Sales	$ 3,701	$ 7,089
Actual %, year-on-year	14.00%	14.00%
CER %, year-on-year	18.00%	18.00%
Total Oncology | Emerging Markets
Product sales
Product Sales	$ 897	$ 1,792
Actual %, year-on-year	4.00%	10.00%
CER %, year-on-year	6.00%	12.00%
Total Oncology | US
Product sales
Product Sales	$ 1,605	$ 2,979
Actual %, year-on-year	26.00%	22.00%
Total Oncology | Europe
Product sales
Product Sales	$ 691	$ 1,341
Actual %, year-on-year	14.00%	13.00%
CER %, year-on-year	26.00%	24.00%
Total Oncology | Established ROW
Product sales
Product Sales	$ 508	$ 977
Actual %, year-on-year	(1.00%)	1.00%
CER %, year-on-year	12.00%	12.00%
Tagrisso | Rest of World
Product sales
Product Sales	$ 1,400	$ 2,704
Actual %, year-on-year	7.00%	10.00%
CER %, year-on-year	12.00%	14.00%
Tagrisso | Emerging Markets
Product sales
Product Sales	$ 400	$ 805
Actual %, year-on-year	2.00%	16.00%
CER %, year-on-year	4.00%	17.00%
Tagrisso | US
Product sales
Product Sales	$ 513	$ 951
Actual %, year-on-year	17.00%	11.00%
Tagrisso | Europe
Product sales
Product Sales	$ 256	$ 509
Actual %, year-on-year	5.00%	9.00%
CER %, year-on-year	17.00%	19.00%
Tagrisso | Established ROW
Product sales
Product Sales	$ 231	$ 439
Actual %, year-on-year	(1.00%)	1.00%
CER %, year-on-year	12.00%	12.00%
Imfinzi | Rest of World
Product sales
Product Sales	$ 695	$ 1,294
Actual %, year-on-year	15.00%	12.00%
CER %, year-on-year	20.00%	16.00%
Imfinzi | Emerging Markets
Product sales
Product Sales	$ 75	$ 134
Actual %, year-on-year		1.00%
CER %, year-on-year	1.00%	2.00%
Imfinzi | US
Product sales
Product Sales	$ 374	$ 689
Actual %, year-on-year	22.00%	15.00%
Imfinzi | Europe
Product sales
Product Sales	$ 142	$ 267
Actual %, year-on-year	21.00%	18.00%
CER %, year-on-year	34.00%	29.00%
Imfinzi | Established ROW
Product sales
Product Sales	$ 104	$ 204
Actual %, year-on-year	(2.00%)	1.00%
CER %, year-on-year	11.00%	12.00%
Lynparza | Rest of World
Product sales
Product Sales	$ 673	$ 1,291
Actual %, year-on-year	15.00%	14.00%
CER %, year-on-year	20.00%	18.00%
Lynparza | Emerging Markets
Product sales
Product Sales	$ 120	$ 241
Actual %, year-on-year	21.00%	30.00%
CER %, year-on-year	23.00%	32.00%
Lynparza | US
Product sales
Product Sales	$ 312	$ 582
Actual %, year-on-year	16.00%	11.00%
Lynparza | Europe
Product sales
Product Sales	$ 169	$ 329
Actual %, year-on-year	11.00%	9.00%
CER %, year-on-year	23.00%	20.00%
Lynparza | Established ROW
Product sales
Product Sales	$ 72	$ 139
Actual %, year-on-year	8.00%	15.00%
CER %, year-on-year	23.00%	27.00%
Calquence | Rest of World
Product sales
Product Sales	$ 489	$ 903
Actual %, year-on-year	74.00%	84.00%
CER %, year-on-year	77.00%	87.00%
Calquence | Emerging Markets
Product sales
Product Sales	$ 8	$ 16
Actual %, year-on-year	80.00%
CER %, year-on-year	77.00%
Calquence | US
Product sales
Product Sales	$ 396	$ 735
Actual %, year-on-year	59.00%	65.00%
Calquence | Europe
Product sales
Product Sales	$ 67	$ 122
Calquence | Established ROW
Product sales
Product Sales	18	30
Enhertu | Rest of World
Product sales
Product Sales	18	29
Enhertu | Emerging Markets
Product sales
Product Sales	12	19
Enhertu | Europe
Product sales
Product Sales	4	8
Enhertu | Established ROW
Product sales
Product Sales	2	2
Orpathys | Rest of World
Product sales
Product Sales	11	23
Orpathys | Emerging Markets
Product sales
Product Sales	11	23
Zoladex | Rest of World
Product sales
Product Sales	$ 236	$ 477
Actual %, year-on-year	(3.00%)	2.00%
CER %, year-on-year	2.00%	7.00%
Zoladex | Emerging Markets
Product sales
Product Sales	$ 165	$ 332
Actual %, year-on-year	3.00%	12.00%
CER %, year-on-year	7.00%	14.00%
Zoladex | US
Product sales
Product Sales	$ 3	$ 7
Actual %, year-on-year	(7.00%)	(14.00%)
Zoladex | Europe
Product sales
Product Sales	$ 34	$ 68
Actual %, year-on-year	(7.00%)	(8.00%)
CER %, year-on-year	3.00%
Zoladex | Established ROW
Product sales
Product Sales	$ 34	$ 70
Actual %, year-on-year	(23.00%)	(21.00%)
CER %, year-on-year	(14.00%)	(11.00%)
Faslodex | Rest of World
Product sales
Product Sales	$ 86	$ 178
Actual %, year-on-year	(18.00%)	(21.00%)
CER %, year-on-year	(11.00%)	(16.00%)
Faslodex | Emerging Markets
Product sales
Product Sales	$ 37	$ 81
Actual %, year-on-year	(1.00%)	1.00%
CER %, year-on-year	3.00%	5.00%
Faslodex | US
Product sales
Product Sales	$ 5	$ 10
Actual %, year-on-year	(29.00%)	(36.00%)
Faslodex | Europe
Product sales
Product Sales	$ 16	$ 32
Actual %, year-on-year	(48.00%)	(54.00%)
CER %, year-on-year	(42.00%)	(50.00%)
Faslodex | Established ROW
Product sales
Product Sales	$ 28	$ 55
Actual %, year-on-year	(8.00%)	(8.00%)
CER %, year-on-year	5.00%	3.00%
Iressa | Rest of World
Product sales
Product Sales	$ 32	$ 63
Actual %, year-on-year	(32.00%)	(41.00%)
CER %, year-on-year	(29.00%)	(39.00%)
Iressa | Emerging Markets
Product sales
Product Sales	$ 26	$ 52
Actual %, year-on-year	(28.00%)	(41.00%)
CER %, year-on-year	(26.00%)	(40.00%)
Iressa | US
Product sales
Product Sales	$ 2	$ 4
Actual %, year-on-year	(32.00%)	(24.00%)
Iressa | Europe
Product sales
Product Sales		$ 1
Actual %, year-on-year	(63.00%)	(55.00%)
CER %, year-on-year	(43.00%)	(44.00%)
Iressa | Established ROW
Product sales
Product Sales	$ 4	$ 6
Actual %, year-on-year	(48.00%)	(44.00%)
CER %, year-on-year	(39.00%)	(36.00%)
Arimidex | Rest of World
Product sales
Product Sales	$ 28	$ 61
Actual %, year-on-year	(1.00%)	(17.00%)
CER %, year-on-year	5.00%	(13.00%)
Arimidex | Emerging Markets
Product sales
Product Sales	$ 22	$ 47
Actual %, year-on-year	8.00%	(16.00%)
CER %, year-on-year	11.00%	(15.00%)
Arimidex | US
Product sales
Actual %, year-on-year	(45.00%)	1.00%
Arimidex | Europe
Product sales
Product Sales		$ 1
Actual %, year-on-year	(93.00%)	(69.00%)
CER %, year-on-year	(93.00%)	(69.00%)
Arimidex | Established ROW
Product sales
Product Sales	$ 6	$ 13
Actual %, year-on-year	(19.00%)	(14.00%)
CER %, year-on-year	(4.00%)	(1.00%)
Casodex | Rest of World
Product sales
Product Sales	$ 21	$ 42
Actual %, year-on-year	(50.00%)	(49.00%)
CER %, year-on-year	(48.00%)	(47.00%)
Casodex | Emerging Markets
Product sales
Product Sales	$ 14	$ 27
Actual %, year-on-year	(57.00%)	(58.00%)
CER %, year-on-year	(57.00%)	(58.00%)
Casodex | US
Product sales
Actual %, year-on-year	(99.00%)
Casodex | Europe
Product sales
Product Sales	$ 1	$ 1
Actual %, year-on-year		49.00%
CER %, year-on-year		21.00%
Casodex | Established ROW
Product sales
Product Sales	$ 6	$ 14
Actual %, year-on-year	(29.00%)	(19.00%)
CER %, year-on-year	(19.00%)	(11.00%)
Oncology, Others | Rest of World
Product sales
Product Sales	$ 12	$ 24
Actual %, year-on-year	(8.00%)	(4.00%)
CER %, year-on-year	1.00%	3.00%
Oncology, Others | Emerging Markets
Product sales
Product Sales	$ 7	$ 15
Actual %, year-on-year	5.00%	4.00%
CER %, year-on-year	11.00%	9.00%
Oncology, Others | US
Product sales
Product Sales		$ 1
Oncology, Others | Europe
Product sales
Product Sales	$ 2	$ 3
Actual %, year-on-year	(14.00%)	6.00%
CER %, year-on-year	(4.00%)	16.00%
Oncology, Others | Established ROW
Product sales
Product Sales	$ 3	$ 5
Actual %, year-on-year	(35.00%)	(32.00%)
CER %, year-on-year	(25.00%)	(24.00%)
BioPharmaceuticals: total CVRM | Rest of World
Product sales
Product Sales	$ 2,352	$ 4,559
Actual %, year-on-year	14.00%	14.00%
CER %, year-on-year	19.00%	18.00%
BioPharmaceuticals: total CVRM | Emerging Markets
Product sales
Product Sales	$ 1,074	$ 2,099
Actual %, year-on-year	10.00%	9.00%
CER %, year-on-year	14.00%	12.00%
BioPharmaceuticals: total CVRM | US
Product sales
Product Sales	$ 629	$ 1,151
Actual %, year-on-year	14.00%	10.00%
BioPharmaceuticals: total CVRM | Europe
Product sales
Product Sales	$ 463	$ 945
Actual %, year-on-year	26.00%	28.00%
CER %, year-on-year	39.00%	40.00%
BioPharmaceuticals: total CVRM | Established ROW
Product sales
Product Sales	$ 186	$ 364
Actual %, year-on-year	16.00%	21.00%
CER %, year-on-year	30.00%	33.00%
Farxiga | Rest of World
Product sales
Product Sales	$ 1,103	$ 2,103
Actual %, year-on-year	51.00%	55.00%
CER %, year-on-year	59.00%	63.00%
Farxiga | Emerging Markets
Product sales
Product Sales	$ 423	$ 814
Actual %, year-on-year	42.00%	46.00%
CER %, year-on-year	47.00%	50.00%
Farxiga | US
Product sales
Product Sales	$ 275	$ 468
Actual %, year-on-year	61.00%	55.00%
Farxiga | Europe
Product sales
Product Sales	$ 309	$ 627
Actual %, year-on-year	56.00%	69.00%
CER %, year-on-year	74.00%	85.00%
Farxiga | Established ROW
Product sales
Product Sales	$ 96	$ 194
Actual %, year-on-year	45.00%	55.00%
CER %, year-on-year	63.00%	70.00%
Brilinta | Rest of World
Product sales
Product Sales	$ 350	$ 675
Actual %, year-on-year	(7.00%)	(10.00%)
CER %, year-on-year	(4.00%)	(7.00%)
Brilinta | Emerging Markets
Product sales
Product Sales	$ 78	$ 146
Actual %, year-on-year	4.00%	(19.00%)
CER %, year-on-year	8.00%	(15.00%)
Brilinta | US
Product sales
Product Sales	$ 185	$ 351
Actual %, year-on-year	(5.00%)	(2.00%)
Brilinta | Europe
Product sales
Product Sales	$ 73	$ 150
Actual %, year-on-year	(19.00%)	(16.00%)
CER %, year-on-year	(10.00%)	(8.00%)
Brilinta | Established ROW
Product sales
Product Sales	$ 14	$ 28
Actual %, year-on-year	(17.00%)	(12.00%)
CER %, year-on-year	(14.00%)	(8.00%)
Lokelma | Rest of World
Product sales
Product Sales	$ 66	$ 129
Actual %, year-on-year	68.00%	79.00%
CER %, year-on-year	79.00%	87.00%
Lokelma | Emerging Markets
Product sales
Product Sales	$ 2	$ 5
Actual %, year-on-year	89.00%
Lokelma | US
Product sales
Product Sales	$ 39	$ 78
Actual %, year-on-year	55.00%	58.00%
Lokelma | Europe
Product sales
Product Sales	$ 7	$ 13
Lokelma | Established ROW
Product sales
Product Sales	$ 18	33
Actual %, year-on-year	78.00%
Roxadustat | Rest of World
Product sales
Product Sales	$ 50	$ 91
Actual %, year-on-year	(2.00%)	1.00%
CER %, year-on-year	(1.00%)	1.00%
Roxadustat | Emerging Markets
Product sales
Product Sales	$ 50	$ 91
Actual %, year-on-year	(2.00%)	1.00%
CER %, year-on-year	(1.00%)	1.00%
Crestor. | Rest of World
Product sales
Product Sales	$ 280	$ 547
Actual %, year-on-year	6.00%	2.00%
CER %, year-on-year	11.00%	6.00%
Crestor. | Emerging Markets
Product sales
Product Sales	$ 217	$ 414
Actual %, year-on-year	19.00%	11.00%
CER %, year-on-year	24.00%	15.00%
Crestor. | US
Product sales
Product Sales	$ 16	$ 35
Actual %, year-on-year	(14.00%)	(15.00%)
Crestor. | Europe
Product sales
Product Sales	$ 10	$ 21
Actual %, year-on-year	(14.00%)	(36.00%)
CER %, year-on-year	(4.00%)	(30.00%)
Crestor. | Established ROW
Product sales
Product Sales	$ 37	$ 77
Actual %, year-on-year	(30.00%)	(18.00%)
CER %, year-on-year	(22.00%)	(10.00%)
Seloken/Toprol-XL | Rest of World
Product sales
Product Sales	$ 223	$ 467
Actual %, year-on-year	(16.00%)	(9.00%)
CER %, year-on-year	(13.00%)	(7.00%)
Seloken/Toprol-XL | Emerging Markets
Product sales
Product Sales	$ 218	$ 456
Actual %, year-on-year	(16.00%)	(9.00%)
CER %, year-on-year	(13.00%)	(7.00%)
Seloken/Toprol-XL | Europe
Product sales
Product Sales	$ 3	$ 6
Actual %, year-on-year	(3.00%)	5.00%
CER %, year-on-year	(4.00%)	2.00%
Seloken/Toprol-XL | Established ROW
Product sales
Product Sales	$ 2	$ 5
Actual %, year-on-year	(13.00%)	(10.00%)
CER %, year-on-year	1.00%	1.00%
Bydureon | Rest of World
Product sales
Product Sales	$ 73	$ 141
Actual %, year-on-year	(23.00%)	(29.00%)
CER %, year-on-year	(22.00%)	(28.00%)
Bydureon | Emerging Markets
Product sales
Product Sales	$ 1	$ 2
Actual %, year-on-year	(20.00%)	1.00%
CER %, year-on-year	(18.00%)	3.00%
Bydureon | US
Product sales
Product Sales	$ 62	$ 119
Actual %, year-on-year	(20.00%)	(27.00%)
Bydureon | Europe
Product sales
Product Sales	$ 10	$ 20
Actual %, year-on-year	(34.00%)	(31.00%)
CER %, year-on-year	(26.00%)	(25.00%)
Bydureon | Established ROW
Product sales
Actual %, year-on-year	(95.00%)	(93.00%)
CER %, year-on-year	(95.00%)	(93.00%)
Onglyza | Rest of World
Product sales
Product Sales	$ 71	$ 139
Actual %, year-on-year	(28.00%)	(31.00%)
CER %, year-on-year	(25.00%)	(28.00%)
Onglyza | Emerging Markets
Product sales
Product Sales	$ 32	$ 66
Actual %, year-on-year	(36.00%)	(39.00%)
CER %, year-on-year	(32.00%)	(36.00%)
Onglyza | US
Product sales
Product Sales	$ 22	$ 40
Actual %, year-on-year	(15.00%)	(9.00%)
Onglyza | Europe
Product sales
Product Sales	$ 10	$ 21
Actual %, year-on-year	(33.00%)	(32.00%)
CER %, year-on-year	(26.00%)	(26.00%)
Onglyza | Established ROW
Product sales
Product Sales	$ 7	$ 12
Actual %, year-on-year	(8.00%)	(29.00%)
CER %, year-on-year	(7.00%)	(28.00%)
CVRM, Others | Rest of World
Product sales
Product Sales	$ 99	$ 197
Actual %, year-on-year	(1.00%)	(9.00%)
CER %, year-on-year	1.00%	(7.00%)
CVRM, Others | Emerging Markets
Product sales
Product Sales	$ 53	$ 105
Actual %, year-on-year	(8.00%)	(2.00%)
CER %, year-on-year	(7.00%)
CVRM, Others | US
Product sales
Product Sales	$ 12	$ 18
Actual %, year-on-year	(6.00%)	(35.00%)
CVRM, Others | Europe
Product sales
Product Sales	$ 32	$ 69
Actual %, year-on-year	19.00%	(6.00%)
CER %, year-on-year	22.00%	(4.00%)
CVRM, Others | Established ROW
Product sales
Product Sales	$ 2	$ 5
Actual %, year-on-year	(28.00%)	(27.00%)
CER %, year-on-year	(19.00%)	(20.00%)
BioPharmaceuticals: total Respiratory & Immunology | Rest of World
Product sales
Product Sales	$ 1,381	$ 2,891
Actual %, year-on-year	(3.00%)	(2.00%)
CER %, year-on-year	1.00%
BioPharmaceuticals: total Respiratory & Immunology | Emerging Markets
Product sales
Product Sales	$ 294	$ 731
Actual %, year-on-year	(14.00%)	(17.00%)
CER %, year-on-year	(12.00%)	(16.00%)
BioPharmaceuticals: total Respiratory & Immunology | US
Product sales
Product Sales	$ 654	$ 1,300
Actual %, year-on-year	10.00%	13.00%
BioPharmaceuticals: total Respiratory & Immunology | Europe
Product sales
Product Sales	$ 274	$ 551
Actual %, year-on-year	(14.00%)	(11.00%)
CER %, year-on-year	(4.00%)	(3.00%)
BioPharmaceuticals: total Respiratory & Immunology | Established ROW
Product sales
Product Sales	$ 159	$ 309
Actual %, year-on-year	(2.00%)	(1.00%)
CER %, year-on-year	6.00%	6.00%
Symbicort | Rest of World
Product sales
Product Sales	$ 614	$ 1,288
Actual %, year-on-year	(10.00%)	(6.00%)
CER %, year-on-year	(6.00%)	(3.00%)
Symbicort | Emerging Markets
Product sales
Product Sales	$ 139	$ 306
Actual %, year-on-year	(1.00%)
CER %, year-on-year	2.00%	3.00%
Symbicort | US
Product sales
Product Sales	$ 222	$ 481
Actual %, year-on-year	(16.00%)	(9.00%)
Symbicort | Europe
Product sales
Product Sales	$ 155	$ 312
Actual %, year-on-year	(12.00%)	(9.00%)
CER %, year-on-year	(3.00%)	(1.00%)
Symbicort | Established ROW
Product sales
Product Sales	$ 98	$ 189
Actual %, year-on-year	(1.00%)	(1.00%)
CER %, year-on-year	5.00%	4.00%
Fasenra | Rest of World
Product sales
Product Sales	$ 354	$ 662
Actual %, year-on-year	11.00%	14.00%
CER %, year-on-year	15.00%	18.00%
Fasenra | Emerging Markets
Product sales
Product Sales	$ 10	$ 17
Actual %, year-on-year	94.00%
CER %, year-on-year	89.00%
Fasenra | US
Product sales
Product Sales	$ 230	$ 419
Actual %, year-on-year	15.00%	18.00%
Fasenra | Europe
Product sales
Product Sales	$ 78	$ 153
Actual %, year-on-year	6.00%	12.00%
CER %, year-on-year	18.00%	23.00%
Fasenra | Established ROW
Product sales
Product Sales	$ 36	$ 73
Actual %, year-on-year	(11.00%)	(8.00%)
CER %, year-on-year		1.00%
Pulmicort | Rest of World
Product sales
Product Sales	$ 116	$ 334
Actual %, year-on-year	(30.00%)	(33.00%)
CER %, year-on-year	(28.00%)	(32.00%)
Pulmicort | Emerging Markets
Product sales
Product Sales	$ 72	$ 236
Actual %, year-on-year	(40.00%)	(42.00%)
CER %, year-on-year	(39.00%)	(41.00%)
Pulmicort | US
Product sales
Product Sales	$ 15	$ 37
Actual %, year-on-year	(16.00%)	5.00%
Pulmicort | Europe
Product sales
Product Sales	$ 17	$ 35
Actual %, year-on-year	(4.00%)	3.00%
CER %, year-on-year	8.00%	13.00%
Pulmicort | Established ROW
Product sales
Product Sales	$ 12	$ 26
Actual %, year-on-year	3.00%	13.00%
CER %, year-on-year	12.00%	20.00%
Breztri | Rest of World
Product sales
Product Sales	$ 93	$ 179
Actual %, year-on-year	66.00%
CER %, year-on-year	72.00%
Breztri | Emerging Markets
Product sales
Product Sales	$ 21	$ 43
Actual %, year-on-year	20.00%	61.00%
CER %, year-on-year	21.00%	61.00%
Breztri | US
Product sales
Product Sales	$ 53	$ 106
Actual %, year-on-year	71.00%
Breztri | Europe
Product sales
Product Sales	$ 9	14
Breztri | Established ROW
Product sales
Product Sales	$ 10	$ 16
Actual %, year-on-year	47.00%	46.00%
CER %, year-on-year	69.00%	65.00%
Saphnelo | Rest of World
Product sales
Product Sales	$ 24	$ 36
Saphnelo | US
Product sales
Product Sales	23	34
Saphnelo | Europe
Product sales
Product Sales		1
Saphnelo | Established ROW
Product sales
Product Sales	1	1
Daliresp | Rest of World
Product sales
Product Sales	$ 58	$ 109
Actual %, year-on-year	7.00%	(5.00%)
CER %, year-on-year	8.00%	(4.00%)
Daliresp | Emerging Markets
Product sales
Product Sales	$ 1	$ 1
Actual %, year-on-year	(37.00%)	(32.00%)
CER %, year-on-year	(34.00%)	(30.00%)
Daliresp | US
Product sales
Product Sales	$ 54	$ 102
Actual %, year-on-year	11.00%	(2.00%)
Daliresp | Europe
Product sales
Product Sales	$ 3	$ 5
Actual %, year-on-year	(27.00%)	(37.00%)
CER %, year-on-year	(19.00%)	(31.00%)
Daliresp | Established ROW
Product sales
Product Sales		$ 1
Actual %, year-on-year	34.00%	16.00%
CER %, year-on-year	38.00%	18.00%
Bevespi | Rest of World
Product sales
Product Sales	$ 15	$ 30
Actual %, year-on-year	12.00%	13.00%
CER %, year-on-year	17.00%	16.00%
Bevespi | Emerging Markets
Product sales
Product Sales	$ 1	$ 3
Actual %, year-on-year	46.00%	49.00%
CER %, year-on-year	73.00%	47.00%
Bevespi | US
Product sales
Product Sales	$ 11	$ 22
Actual %, year-on-year	8.00%	9.00%
Bevespi | Europe
Product sales
Product Sales	$ 3	$ 5
Actual %, year-on-year	25.00%	21.00%
CER %, year-on-year	39.00%	32.00%
Bevespi | Established ROW
Product sales
Actual %, year-on-year	(59.00%)	(26.00%)
CER %, year-on-year	49.00%	43.00%
Respiratory, Others | Rest of World
Product sales
Product Sales	$ 107	$ 253
Actual %, year-on-year	(18.00%)	(13.00%)
CER %, year-on-year	(17.00%)	(12.00%)
Respiratory, Others | Emerging Markets
Product sales
Product Sales	$ 50	$ 125
Actual %, year-on-year	(14.00%)	(8.00%)
CER %, year-on-year	(14.00%)	(8.00%)
Respiratory, Others | US
Product sales
Product Sales	$ 46	$ 99
Actual %, year-on-year	90.00%	65.00%
Respiratory, Others | Europe
Product sales
Product Sales	$ 9	$ 26
Actual %, year-on-year	(79.00%)	(71.00%)
CER %, year-on-year	(77.00%)	(68.00%)
Respiratory, Others | Established ROW
Product sales
Product Sales	$ 2	$ 3
Actual %, year-on-year	(47.00%)	(50.00%)
CER %, year-on-year	(45.00%)	(48.00%)
BioPharmaceuticals: Total V&I | Rest of World
Product sales
Product Sales	$ 977	$ 2,734
Actual %, year-on-year	10.00%
CER %, year-on-year	15.00%
BioPharmaceuticals: Total V&I | Emerging Markets
Product sales
Product Sales	$ 231	$ 861
Actual %, year-on-year	(44.00%)	89.00%
CER %, year-on-year	(44.00%)	92.00%
BioPharmaceuticals: Total V&I | US
Product sales
Product Sales	$ 252	$ 638
BioPharmaceuticals: Total V&I | Europe
Product sales
Product Sales	$ 225	$ 511
Actual %, year-on-year	(39.00%)	(17.00%)
CER %, year-on-year	(32.00%)	(10.00%)
BioPharmaceuticals: Total V&I | Established ROW
Product sales
Product Sales	$ 269	$ 724
Vaxzeveria | Rest of World
Product sales
Product Sales	$ 451	$ 1,540
Actual %, year-on-year	(48.00%)	36.00%
CER %, year-on-year	(44.00%)	41.00%
Vaxzeveria | Emerging Markets
Product sales
Product Sales	$ 185	$ 660
Actual %, year-on-year	(55.00%)	45.00%
CER %, year-on-year	(55.00%)	45.00%
Vaxzeveria | US
Product sales
Product Sales		$ 80
Vaxzeveria | Europe
Product sales
Product Sales	$ 128	$ 262
Actual %, year-on-year	(63.00%)	(54.00%)
CER %, year-on-year	(59.00%)	(50.00%)
Vaxzeveria | Established ROW
Product sales
Product Sales	$ 138	$ 538
Actual %, year-on-year	36.00%
CER %, year-on-year	50.00%
Evusheld | Rest of World
Product sales
Product Sales	$ 445	914
Evusheld | Emerging Markets
Product sales
Product Sales	4	93
Evusheld | US
Product sales
Product Sales	250	556
Evusheld | Europe
Product sales
Product Sales	77	143
Evusheld | Established ROW
Product sales
Product Sales	114	122
Total rare diseases | Rest of World
Product sales
Product Sales	$ 1,801	$ 3,495
Actual %, year-on-year	6.00%	5.00%
CER %, year-on-year	12.00%	10.00%
Total rare diseases | Emerging Markets
Product sales
Product Sales	$ 91	$ 206
Actual %, year-on-year	(35.00%)	(24.00%)
CER %, year-on-year	(19.00%)	(8.00%)
Total rare diseases | US
Product sales
Product Sales	$ 1,070	$ 2,090
Actual %, year-on-year	8.00%	7.00%
Total rare diseases | Europe
Product sales
Product Sales	$ 373	$ 733
Actual %, year-on-year	2.00%	1.00%
CER %, year-on-year	15.00%	12.00%
Total rare diseases | Established ROW
Product sales
Product Sales	$ 267	$ 466
Actual %, year-on-year	33.00%	17.00%
CER %, year-on-year	50.00%	30.00%
Soliris | Rest of World
Product sales
Product Sales	$ 1,027	$ 2,017
Actual %, year-on-year	(5.00%)	(5.00%)
CER %, year-on-year	2.00%	1.00%
Soliris | Emerging Markets
Product sales
Product Sales	$ 63	$ 134
Actual %, year-on-year	(48.00%)	(45.00%)
CER %, year-on-year	(30.00%)	(29.00%)
Soliris | US
Product sales
Product Sales	$ 574	$ 1,165
Actual %, year-on-year	(2.00%)	2.00%
Soliris | Europe
Product sales
Product Sales	$ 216	$ 437
Actual %, year-on-year	(19.00%)	(17.00%)
CER %, year-on-year	(8.00%)	(8.00%)
Soliris | Established ROW
Product sales
Product Sales	$ 174	$ 281
Actual %, year-on-year	63.00%	34.00%
CER %, year-on-year	81.00%	46.00%
Ultomiris | Rest of World
Product sales
Product Sales	$ 434	$ 853
Actual %, year-on-year	23.00%	22.00%
CER %, year-on-year	31.00%	28.00%
Ultomiris | Emerging Markets
Product sales
Product Sales	$ 6	$ 30
Actual %, year-on-year	21.00%
CER %, year-on-year	25.00%
Ultomiris | US
Product sales
Product Sales	$ 236	$ 456
Actual %, year-on-year	14.00%	10.00%
Ultomiris | Europe
Product sales
Product Sales	$ 120	$ 225
Actual %, year-on-year	76.00%	65.00%
CER %, year-on-year	98.00%	81.00%
Ultomiris | Established ROW
Product sales
Product Sales	$ 72	$ 142
Actual %, year-on-year	(3.00%)	(3.00%)
CER %, year-on-year	15.00%	11.00%
Strensiq | Rest of World
Product sales
Product Sales	$ 242	$ 450
Actual %, year-on-year	16.00%	11.00%
CER %, year-on-year	18.00%	13.00%
Strensiq | Emerging Markets
Product sales
Product Sales	$ 9	$ 18
Actual %, year-on-year	1.00%	24.00%
CER %, year-on-year	(13.00%)	16.00%
Strensiq | US
Product sales
Product Sales	$ 193	$ 353
Actual %, year-on-year	21.00%	12.00%
Strensiq | Europe
Product sales
Product Sales	$ 21	$ 40
CER %, year-on-year	12.00%	9.00%
Strensiq | Established ROW
Product sales
Product Sales	$ 19	$ 39
Actual %, year-on-year	2.00%	4.00%
CER %, year-on-year	17.00%	18.00%
Koselugo | Rest of World
Product sales
Product Sales	$ 62	$ 101
Koselugo | Emerging Markets
Product sales
Product Sales	10	15
Koselugo | US
Product sales
Product Sales	$ 47	$ 78
Actual %, year-on-year	83.00%	65.00%
Koselugo | Europe
Product sales
Product Sales	$ 5	$ 8
Kanuma | Rest of World
Product sales
Product Sales	$ 36	$ 74
Actual %, year-on-year	9.00%	9.00%
CER %, year-on-year	13.00%	14.00%
Kanuma | Emerging Markets
Product sales
Product Sales	$ 3	$ 9
Actual %, year-on-year	(36.00%)	4.00%
CER %, year-on-year	(39.00%)	12.00%
Kanuma | US
Product sales
Product Sales	$ 20	$ 38
Actual %, year-on-year	15.00%	11.00%
Kanuma | Europe
Product sales
Product Sales	$ 11	$ 23
Actual %, year-on-year	15.00%	7.00%
CER %, year-on-year	30.00%	18.00%
Kanuma | Established ROW
Product sales
Product Sales	$ 2	$ 4
Actual %, year-on-year	22.00%	16.00%
CER %, year-on-year	24.00%	20.00%
Andexxa | Rest of World
Product sales
Product Sales	$ 37	$ 70
Actual %, year-on-year	5.00%	9.00%
CER %, year-on-year	11.00%	12.00%
Andexxa | US
Product sales
Product Sales	$ 18	$ 42
Actual %, year-on-year	(37.00%)	(23.00%)
Andexxa | Europe
Product sales
Product Sales	$ 9	$ 18
Actual %, year-on-year	49.00%	90.00%
CER %, year-on-year	61.00%
Andexxa | Established ROW
Product sales
Product Sales	$ 10	$ 10
Total Other medicines | Rest of World
Product sales
Product Sales	$ 418	$ 842
Actual %, year-on-year	(3.00%)	(11.00%)
CER %, year-on-year	6.00%	(6.00%)
Total Other medicines | Emerging Markets
Product sales
Product Sales	$ 191	$ 395
Actual %, year-on-year	(20.00%)	(26.00%)
CER %, year-on-year	(16.00%)	(24.00%)
Total Other medicines | US
Product sales
Product Sales	$ 36	$ 75
Actual %, year-on-year	(17.00%)	(21.00%)
Total Other medicines | Europe
Product sales
Product Sales	$ 31	$ 67
Actual %, year-on-year	(33.00%)	(32.00%)
CER %, year-on-year	(29.00%)	(28.00%)
Total Other medicines | Established ROW
Product sales
Product Sales	$ 160	$ 305
Actual %, year-on-year	60.00%	38.00%
CER %, year-on-year	84.00%	54.00%
Nexium | Rest of World
Product sales
Product Sales	$ 343	$ 674
Actual %, year-on-year	2.00%	(9.00%)
CER %, year-on-year	12.00%	(2.00%)
Nexium | Emerging Markets
Product sales
Product Sales	$ 145	$ 289
Actual %, year-on-year	(22.00%)	(31.00%)
CER %, year-on-year	(17.00%)	(28.00%)
Nexium | US
Product sales
Product Sales	$ 30	$ 63
Actual %, year-on-year	(13.00%)	(5.00%)
Nexium | Europe
Product sales
Product Sales	$ 12	$ 26
Actual %, year-on-year	(35.00%)	(26.00%)
CER %, year-on-year	(28.00%)	(19.00%)
Nexium | Established ROW
Product sales
Product Sales	$ 156	$ 296
Actual %, year-on-year	59.00%	36.00%
CER %, year-on-year	82.00%	52.00%
Synagis | Rest of World
Product sales
Product Sales	$ 80	$ 280
Synagis | Emerging Markets
Product sales
Product Sales	42	108
Synagis | US
Product sales
Product Sales	$ 2	$ 2
Actual %, year-on-year	(32.00%)	(55.00%)
Synagis | Europe
Product sales
Product Sales	$ 19	$ 106
Actual %, year-on-year	(9.00%)
CER %, year-on-year	(6.00%)
Synagis | Established ROW
Product sales
Product Sales	$ 17	64
FluMist | Rest of World
Product sales
Product Sales	1
FluMist | Europe
Product sales
Product Sales	1
Other, Others | Rest of World
Product sales
Product Sales	$ 75	$ 168
Actual %, year-on-year	(19.00%)	(21.00%)
CER %, year-on-year	(17.00%)	(20.00%)
Other, Others | Emerging Markets
Product sales
Product Sales	$ 46	$ 106
Actual %, year-on-year	(14.00%)	(9.00%)
CER %, year-on-year	(13.00%)	(8.00%)
Other, Others | US
Product sales
Product Sales	$ 6	$ 12
Actual %, year-on-year	(32.00%)	(59.00%)
Other, Others | Europe
Product sales
Product Sales	$ 19	$ 41
Actual %, year-on-year	(32.00%)	(36.00%)
CER %, year-on-year	(30.00%)	(34.00%)
Other, Others | Established ROW
Product sales
Product Sales	$ 4	$ 9